Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 117,662	$ 229,974
Account receivable		97
Prepaid expenses and other current assets	10,630	28,105
Total current assets	128,292	258,176
Property and equipment, net	9,906	8,608
Intangible assets, net	8	23
Other non-current assets	2,919	1,805
Total assets	141,125	268,612
CURRENT LIABILITIES:
Accounts payable	5,187	8,093
Accrued expenses and other current liabilities	15,497	10,719
Total current liabilities	20,684	18,812
Total liabilities	20,684	18,812
Commitments and contingencies (Note 11)
SHAREHOLDERS’ EQUITY:
Additional paid-in capital	467,213	456,293
Accumulated other comprehensive gain	9,472	9,342
Accumulated deficit	(356,381)	(215,990)
Total shareholders’ equity	120,441	249,800
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	141,125	268,612
Deferred Shares
SHAREHOLDERS’ EQUITY:
Deferred shares, value		2
Deferred B Shares
SHAREHOLDERS’ EQUITY:
Deferred shares, value		$ 153
Deferred Shares Two
SHAREHOLDERS’ EQUITY:
Deferred shares, value	$ 137